Segment Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 JPY (¥) segment	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 JPY (¥)
Segment Reporting Information
Number of operating segments | segment	3
Total revenues	¥ 6,827,943	¥ 6,954,057	¥ 5,409,825
Operating income (loss)	(391,579)	96,967	(470,587)
Depreciation and amortization	252,595	184,056	126,243
Total assets	6,849,189	6,747,346	5,753,061
Relaxation Salon Segment
Segment Reporting Information
Total revenues	6,059,851	5,972,913	5,196,540
Operating income (loss)	848,047	1,272,093	699,105
Depreciation and amortization	157,804	78,825	80,917
Total assets	4,814,248	4,693,660	4,002,005
Digital Preventative Healthcare
Segment Reporting Information
Total revenues	200,397	386,383	43,965
Operating income (loss)	(173,138)	(60,190)	(144,857)
Depreciation and amortization	27,574	20,100	11,113
Total assets	458,535	189,933	161,945
Luxury Beauty
Segment Reporting Information
Total revenues	567,695	594,761	169,320
Operating income (loss)	(84,490)	(23,735)	(6,538)
Depreciation and amortization	35,729	11,454	10,736
Total assets	611,925	822,354	701,172
Operating segments
Segment Reporting Information
Total revenues	6,827,943	6,954,057	5,409,825
Operating segments | Corporate and eliminations
Segment Reporting Information
Operating income (loss)	(981,998)	(1,091,201)	(1,018,297)
Depreciation and amortization	31,488	73,677	23,477
Total assets	¥ 964,481	¥ 1,041,399	¥ 887,939